Share Capital - Schedule of Share Capital (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	134,510,623
New shares issued	1,488,771
Ending balance	135,999,394	134,510,623
Beginning balance	€ (319)	€ (570)
New shares issued		259
Ending balance	(114)	(319)
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	3	2
New shares issued	0	1
Ending balance	3	3
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	420	162
New shares issued	0	258
Ending balance	€ 420	€ 420